Filed pursuant to Rule 497(e)
                                                    Registration No. 333-14233


                          SUPPLEMENT DATED MAY 30, 1997
                    TO THE PROSPECTUS DATED FEBRUARY 3, 1997
                                       OF
                               LIFEUSA FUNDS, INC.


     The following language replaces the disclosure found on page 14 in the section "Dividends, Distribution and Tax Status":


     Principal Preservation Portfolio will declare and pay monthly dividends from net investment income and will distribute annually net realized capital gains, if any.